SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Product Information [Line Items]
Effective Income Tax Rate Reconciliation, Percent	(0.00%)	(0.17%)
Inventory write-downs	$ 1,487,493
Advertising expenses	$ 63,525	$ 78,952
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Concentration of credit risk	27.70%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Product Information [Line Items]
Concentration of credit risk		14.80%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer D [Member]
Product Information [Line Items]
Concentration of credit risk		12.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer A [Member]
Product Information [Line Items]
Concentration of credit risk	19.60%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer B [Member]
Product Information [Line Items]
Concentration of credit risk	70.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer E [Member]
Product Information [Line Items]
Concentration of credit risk				15.10%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer F [Member]
Product Information [Line Items]
Concentration of credit risk				16.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Customer G [Member]
Product Information [Line Items]
Concentration of credit risk				12.80%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration of credit risk	39.40%
Supplier Concentration Risk [Member] | Purchase [Member] | Vendor B [Member]
Product Information [Line Items]
Concentration of credit risk	16.40%	30.80%
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Vendor A [Member]
Product Information [Line Items]
Concentration of credit risk	20.10%			31.20%
Pono Capital Corp [Member]
Product Information [Line Items]
Cash			$ 337,595	$ 193,829
Cash equivalents			0	0
Investments held in trust account			116,728,213	120,600,737
Unrecognized tax benefits			0	0
Interest payable, current			$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent			0.00%	9.60%
Federal depository insurance coverage				$ 250,000
Pono Capital Corp [Member] | Public Warrants And Placement Warrants [Member]
Product Information [Line Items]
Number of warrants to purchase shares				9,188,756
Pono Capital Corp [Member] | Redeemable Class A Common Stock [Member]
Product Information [Line Items]
Redemption of shares			11,500,000	11,500,000
Pono Capital Corp [Member] | Minimum [Member]
Product Information [Line Items]
Business combination, net tangible assets				$ 5,000,001
Pono Capital Corp [Member] | State and Local Jurisdiction [Member]
Product Information [Line Items]
Effective Income Tax Rate Reconciliation, Percent			0.00%	9.60%